OTHER NON-CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposit - long term, impairment loss	$ 57	¥ 400	¥ 11,527
Advance to hospitals-non current, impairment loss	$ 47	¥ 330	¥ 1,642